FINANCE INCOME	12 Months Ended
Jun. 30, 2018
Analysis Of Income And Expense [Abstract]
Disclosure Of Finance Income Explanatory

6

FINANCE INCOME

ACCOUNTING POLICY

Finance income includes interest received, growth in the environmental rehabilitation obligation funds and the unwinding of the long-term receivable.

Amounts in R million	Note	2018	2017	2016

Interest on loans and receivables	12	21.8	23.6	22.3
Growth in environmental rehabilitation trust funds	11, 23	7.5	7.5	6.5
Growth in reimbursive right	11	8.8	8.9	8.0
Unwinding of long-term receivable	24.2	0.7	-	-
		38.8	40.0	36.8